EMPLOYEES' RIGHTS UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Employees Rights Upon Retirement [Line Items]
Accrued severance pay	$ 1,687	$ 1,804
Less - amounts funded (presented in “Investment and other non-current assets”)	(1,597)	(1,673)
Unfunded balance	$ 90	$ 131